                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08935


                   CREDIT SUISSE GLOBAL TECHNOLOGY FUND, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                   Credit Suisse Global Technology Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2003

Date of reporting period: September 1, 2002 to August 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

AUGUST 31, 2003


- CREDIT SUISSE
  GLOBAL TECHNOLOGY FUND
- CREDIT SUISSE
  GLOBAL HEALTH SCIENCES FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT
466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUNDS HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2003; THESE VIEWS AND FUNDS HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUNDS SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2003

                                                              September 19, 2003

Dear Shareholder:

   We are writing to report on the results of the Credit Suisse Global Technology Fund(1) (the "Fund") for the fiscal year ended August 31, 2003.

   At August 31, 2003, the net asset value (NAV) per share of the Fund's Common Class and Class A(2) shares was $23.66, compared to an NAV per share of $19.00 on August 31, 2002. As a result, the total return of the Common Class and Class A(2) (without the maximum sales charge of 5.75%) shares was 24.53%. By comparison, the MSCI All Country World Free Growth Index(3) gained 10.55% during the same period.

   In general, the fiscal year proved to be rewarding for growth-oriented stocks like those in the Fund's three core industry sectors of technology, media and telecommunications (collectively abbreviated as "TMT"). Many TMT names returned to favor toward the end of 2002 after their shares had weakened in line with widening pessimism about the prospects for global economic activity. Apart from a phase in the first calendar quarter of 2003--when financial markets as a whole suffered from anxiety about the timing and potential length of a war with Iraq--the various TMT subcategories tended to appreciate as U.S. economic data showed improvement and monetary policy of the world's major central banks was broadly accommodative.

   Within the TMT universe, other factors were considered additionally encouraging as the fiscal year progressed. Widespread fears that technology-industry conditions would materially worsen did not come to fruition, for example. Long-dormant consolidation activity began to revive in June. Shares of leading Internet-based companies surged on enthusiasm about their profitability and hope that it would prove sustainable. And the capital markets began to open up to initial and secondary tech-stock offerings after having been virtually closed to them for an extended spell.

   Against the backdrop of conditions that we have described, the Fund significantly outperformed its benchmark as a result of strong stock selection and effective portfolio weightings on both a sectoral and regional basis.

   Stock selection was solidly beneficial in the three core TMT sectors. In each case (particularly in telecom), the Fund's holdings generated returns that comfortably exceeded those of the benchmark's corresponding industry subcomponent. Our above-benchmark weightings in each, moreover, served to amplify the favorable impact of stock selection.

   Viewed regionally, the Fund was most successful in the U.S. which, as we have long noted, represents the deepest and most diversified universe of publicly traded TMT equities worldwide. We overweighted U.S. exposure accordingly, and held positions in a wide variety of U.S.-based companies spread across the spectrum of TMT subcategories.

   Other countries in which the portfolio fared especially well included the Netherlands, the U.K., Portugal and France.

   The most negative contributions to the Fund's overall return came from stock selection in Japan, where we held a couple of leading electronic-game software companies, whose shares notably declined; and Norway, where our lone position, in a manufacturer of consumer electronics products, was also a weak performer.

Sincerely yours,

David Lefkowitz, Portfolio Manager

CREDIT SUISSE ASSET MANAGEMENT, LLC

NOTE: INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CS GLOBAL TECHNOLOGY - COMMON CLASS                                      MSCI AC WORLD FREE GROWTH $ (GROSS DIV)
ASOFDATE             $ VALUE          MONTHLY RETURN                      $ VALUE        MONTHLY RETURN
     12/4/1996             10,000                     N/A                                $     10,000.00
    12/31/1996              9,987                   -0.13%                        n/a    $     10,000.00
     1/31/1997             10,827                    8.41%                       1.82    $     10,182.00
     2/28/1997             10,787                   -0.37%                     1.2552    $     10,309.80
     3/31/1997             10,327                   -4.26%                    -2.3318    $     10,069.40
     4/30/1997             10,740                    4.00%                     4.3627    $     10,508.70
     5/31/1997             11,460                    6.70%                     5.7067    $     11,108.40
     6/30/1997             12,060                    5.24%                     5.5859    $     11,728.90
     7/31/1997             12,193                    1.11%                      4.477    $     12,254.01
     8/31/1997             11,533                   -5.41%                    -7.6954    $     11,311.01
     9/30/1997             12,847                   11.39%                     5.6105    $     11,945.61
    10/31/1997             12,373                   -3.68%                    -7.0453    $     11,104.01
    11/30/1997             12,860                    3.93%                     2.3622    $     11,366.31
    12/31/1997             13,215                    2.76%                     1.0478    $     11,485.41
     1/31/1998             13,496                    2.13%                     3.3268    $     11,867.50
     2/28/1998             15,179                   12.47%                      7.234    $     12,726.00
     3/31/1998             16,974                   11.83%                     3.4284    $     13,162.29
     4/30/1998             17,115                    0.83%                     0.5068    $     13,229.00
     5/31/1998             16,665                   -2.63%                    -1.6917    $     13,005.21
     6/30/1998             17,728                    6.38%                     3.6393    $     13,478.50
     7/31/1998             18,481                    4.25%                     0.0697    $     13,487.90
     8/31/1998             14,461                  -21.75%                    -12.446    $     11,809.20
     9/30/1998             15,552                    7.55%                     2.3787    $     12,090.10
    10/31/1998             17,164                   10.37%                     8.8709    $     13,162.60
    11/30/1998             19,460                   13.37%                     6.4987    $     14,018.00
    12/31/1998             22,124                   13.69%                     7.0046    $     14,999.90
     1/31/1999             25,160                   13.72%                      3.414    $     15,512.00
     2/28/1999             24,138                   -4.06%                    -3.7693    $     14,927.31
     3/31/1999             27,312                   13.15%                     3.9833    $     15,521.91
     4/30/1999             29,179                    6.83%                     0.3698    $     15,579.31
     5/31/1999             28,188                   -3.40%                    -3.3172    $     15,062.51
     6/30/1999             31,254                   10.88%                     6.4412    $     16,032.72
     7/31/1999             31,525                    0.87%                    -1.1296    $     15,851.61
     8/31/1999             31,920                    1.25%                     1.1696    $     16,037.01
     9/30/1999             33,570                    5.17%                     0.0056    $     16,037.91
    10/31/1999             38,038                   13.31%                     6.3755    $     17,060.41
    11/30/1999             45,317                   19.14%                     6.0895    $     18,099.30
    12/31/1999             56,673                   25.06%                    11.7065    $     20,218.09
     1/31/2000             56,113                   -0.99%                    -5.8626    $     19,032.79
     2/29/2000             65,274                   16.33%                     3.6043    $     19,718.79
     3/31/2000             65,092                   -0.28%                     5.6423    $     20,831.38
     4/30/2000             55,923                  -14.09%                    -6.9078    $     19,392.39
     5/31/2000             50,861                   -9.05%                    -5.8703    $     18,254.00
     6/30/2000             55,615                    9.35%                     6.0337    $     19,355.39
     7/31/2000             52,827                   -5.01%                    -5.2275    $     18,343.59
     8/31/2000             54,581                    3.32%                     3.4279    $     18,972.39
     9/30/2000             48,531                  -11.08%                    -8.8529    $     17,292.78
    10/31/2000             45,790                   -5.65%                    -4.3723    $     16,536.69
    11/30/2000             35,816                  -21.78%                    -7.8172    $     15,243.98
    12/31/2000             35,005                   -2.27%                    -1.6807    $     14,987.78
     1/31/2001             41,157                   17.58%                     3.6249    $     15,531.07
     2/28/2001             34,116                  -17.11%                   -12.6321    $     13,569.17
     3/31/2001             29,375                  -13.90%                    -8.2208    $     12,453.67
     4/30/2001             32,962                   12.21%                          8    $     13,449.97
     5/31/2001             31,742                   -3.70%                     -1.884    $     13,196.57
     6/30/2001             29,765                   -6.23%                     -3.438    $     12,742.87
     7/31/2001             27,499                   -7.62%                    -1.6495    $     12,532.68
     8/31/2001             24,169                  -12.11%                    -6.0218    $     11,777.99
     9/30/2001             21,521                  -10.96%                    -8.6976    $     10,753.58
    10/31/2001             22,027                    2.35%                     4.4097    $     11,227.78
    11/30/2001             24,427                   10.89%                     7.7566    $     12,098.68
    12/31/2001             24,983                    2.28%                    0.89679    $     12,207.18
     1/31/2002             23,248                   -6.95%                    -3.0515    $     11,834.68
     2/28/2002             21,654                   -6.86%                     0.3202    $     11,872.57
     3/31/2002             22,965                    6.06%                     2.5378    $     12,173.87
     4/30/2002             20,674                   -9.98%                    -3.8377    $     11,706.68
     5/31/2002             20,342                   -1.61%                    -0.5877    $     11,637.88
     6/30/2002             17,826                  -12.37%                    -5.8172    $     10,960.88
     7/31/2002             15,833                  -11.18%                      -7.09    $     10,183.75
     8/31/2002             15,775                   -0.37%                     0.0864    $     10,192.55
     9/30/2002             14,032                  -11.05%                    -9.8932    $      9,184.18
    10/31/2002             15,418                    9.88%                     7.7805    $      9,898.76
    11/30/2002             17,378                   12.71%                     3.7791    $     10,272.84
    12/31/2002             15,236                  -12.33%                    -3.8401    $      9,878.35
     1/31/2003             15,070                   -1.09%                    -3.5156    $      9,531.07
     2/28/2003             14,754                   -2.09%                     -1.132    $      9,423.18
     3/31/2003             14,688                   -0.45%                       0.78    $      9,496.68
     4/30/2003             16,199                   10.29%                     7.2075    $     10,181.15
     5/31/2003             17,569                    8.46%                     4.2617    $     10,615.04
     6/30/2003             17,843                    1.56%                     1.6099    $     10,785.93
     7/31/2003             18,656                    4.56%                     2.1587    $     11,018.77
     8/31/2003             19,644                    5.30%                     2.2386    $     11,265.44

         Check             19,644

Index started 1/1/97

CS GLOBAL TECHNOLOGY - CLASS A                                     MSCI AC WORLD FREE GROWTH $ (GROSS DIV)
STARTING PLOT POINT = 9,425
ASOFDATE                 $ VALUE      MONTHLY RETURN               MONTHLY RETURN           $ VALUE
    11/30/2001             10,000                     N/A                                      10,000.00
    12/31/2001              9,644                   -3.56%                    0.89679          10,089.68
     1/31/2002              8,971                   -6.98%                    -3.0515           9,781.79
     2/28/2002              8,353                   -6.89%                     0.3202           9,813.11
     3/31/2002              8,859                    6.06%                     2.5378          10,062.15
     4/30/2002              7,978                   -9.95%                    -3.8377           9,676.00
     5/31/2002              7,850                   -1.61%                    -0.5877           9,619.13
     6/30/2002              6,879                  -12.37%                    -5.8172           9,059.57
     7/31/2002              6,113                  -11.13%                      -7.09           8,417.24
     8/31/2002              6,088                   -0.42%                     0.0864           8,424.52
     9/30/2002              5,415                  -11.05%                    -9.8932           7,591.06
    10/31/2002              5,950                    9.88%                     7.7805           8,181.68
    11/30/2002              6,706                   12.71%                     3.7791           8,490.88
    12/31/2002              5,880                  -12.33%                    -3.8401           8,164.82
     1/31/2003              5,815                   -1.09%                    -3.5156           7,877.78
     2/28/2003              5,694                   -2.09%                     -1.132           7,788.60
     3/31/2003              5,668                   -0.45%                       0.78           7,849.35
     4/30/2003              6,251                   10.29%                     7.2075           8,415.09
     5/31/2003              6,777                    8.41%                     4.2617           8,773.72
     6/30/2003              6,886                    1.61%                     1.6099           8,914.97
     7/31/2003              7,196                    4.51%                     2.1587           9,107.42
     8/31/2003              7,581                    5.34%                     2.2386           9,311.29

Check
(with Load):            $   7,581

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003(1)

                                                                                                      SINCE
                                                            1 YEAR        3 YEAR       5 YEAR       INCEPTION
                                                          ---------    ------------  ----------   -------------
Common Class                                                24.53%       (28.87%)       6.32%         10.53%
Class A Without Sales Charge                                24.53%            -            -         (11.69%)
Class A With Maximum Sales Charge                           17.36%            -            -         (14.61%)

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                                                      SINCE
                                                            1 YEAR        3 YEAR       5 YEAR       INCEPTION
                                                          ---------    ------------  ----------   -------------
Common Class                                                37.57%       (26.46%)       4.42%         10.12%
Class A Without Sales Charge                                37.57%            -            -         (12.03%)
Class A With Maximum Sales Charge                           29.67%            -            -         (14.82%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum initial sales charge of 5.75%), was 17.36%.
(3) The Morgan Stanley Capital International All Country World Free Growth Index is a market-capitalization-weighted index of growth companies (with high price-book-value securities) listed on stock exchanges in and outside of the U.S., and is compiled by Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.
(4) Performance for the benchmark is not available for the period beginning December 4, 1996 (Inception Date). For that reason performance is shown for the period beginning January 1, 1997.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2003

                                                              September 19, 2003

Dear Shareholder:

   For the 12 months ended August 31, 2003, the Common Class Shares of Credit Suisse Global Health Sciences Fund(1) (the "Fund") had a gain of 22.98%, versus increases of 12.07% and 4.29%, respectively, for the S&P 500 Index(2) and the Morgan Stanley Capital International World Health Care Index.(3) The Fund's Class A Shares(1),(4) (without the maximum sales charge of 5.75%) also had a gain of 22.98% for the period.

   The period was ultimately a positive one for the stock markets around the world, though equities struggled early on. The market reached its low point for the period in early October 2002, hurt by a great deal of uncertainty regarding a possible U.S. led conflict with Iraq, which elevated investors' risk thresholds. Stocks began to recover, however, rallying over the second half of the period. When the war came to a swift and seemingly successful end in April 2003, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy--and by extension, the global economy--also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in the U.S. and elsewhere.

   Health-care stocks had mixed results in this environment. The best performers tended to be small- and mid-cap stocks of pharmaceutical and biotechnology companies. Large-cap drug stocks underperformed these companies, and lagged the broader equity market as well. Although they outperformed early in the period, the group--generally perceived to be a "defensive" sector--lost steam as investors' appetite for risk rose beginning in March 2003.

   With respect to subsector allocation, we maintained what we consider to be a diversified portfolio of health-care stocks. Consistent with our goal of capital appreciation, we continued to hold a number of biotech/emerging pharmaceutical names, emphasizing companies with FDA-approved products. This proved beneficial to the Fund's relative and absolute performance in the period, as these holdings for the most part had solid showings for the 12 months.

Peter T. Wen                         Scott T. Lewis
Co-Portfolio Manager                 Co-Portfolio Manager

Steve Putnam                         Sherry Bertner Rabinowitz
Associate Portfolio Manager          Associate Portfolio Manager

CREDIT SUISSE ASSET MANAGEMENT, LLC

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING

METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN THE HEALTH SCIENCES, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS. IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CS GLOBAL HEALTH SCIENCES - COMMON CLASS                   S&P 500 INDEX                            MSCI WORLD HEALTHCARE INDEX
ASOFDATE        $ VALUE      MONTHLY RETURN            MONTHLY RETURN    $ VALUE                    MONTHLY RETURN  $ VALUE
    12/31/1996       10,000                                                    10,000                                    10,000
     1/31/1997       10,330             3.30%                    6.208         10,621                        7.149       10,715
     2/28/1997       10,220            -1.06%                    0.802         10,706                       1.9693       10,926
     3/31/1997        9,620            -5.87%                   -4.159         10,261                      -2.4506       10,658
     4/30/1997        9,820             2.08%                    5.966         10,873                        6.262       11,326
     5/31/1997       10,530             7.23%                    6.138         11,540                       5.2498       11,920
     6/30/1997       11,330             7.60%                    4.397         12,048                       9.1221       13,008
     7/31/1997       11,760             3.80%                    7.943         13,005                       2.4046       13,320
     8/31/1997       11,260            -4.25%                   -5.542         12,284                      -8.8709       12,139
     9/30/1997       12,020             6.75%                    5.453         12,954                       6.5725       12,936
    10/31/1997       12,220             1.66%                   -3.291         12,527                      -0.4304       12,881
    11/30/1997       12,710             4.01%                    4.587         13,102                       2.8263       13,245
    12/31/1997       12,735             0.20%                     1.69         13,323                       3.8753       13,758
     1/31/1998       13,234             3.92%                    1.132         13,474                       7.7333       14,822
     2/28/1998       14,233             7.54%                    7.186         14,443                       5.5739       15,648
     3/31/1998       14,827             4.18%                    5.133         15,184                       1.1903       15,835
     4/30/1998       15,231             2.72%                    1.036         15,341                       0.8156       15,964
     5/31/1998       14,870            -2.37%                   -1.739         15,074                      -2.1421       15,622
     6/30/1998       15,539             4.50%                    4.062         15,687                       5.1424       16,425
     7/31/1998       15,136            -2.60%                   -1.063         15,520                       0.1118       16,443
     8/31/1998       13,064           -13.68%                  -14.436         13,280                      -8.2337       15,089
     9/30/1998       14,551            11.38%                    6.476         14,140                       7.1863       16,174
    10/31/1998       15,305             5.18%                    8.095         15,284                        5.818       17,115
    11/30/1998       16,081             5.07%                    6.063         16,211                       5.1549       17,997
    12/31/1998       16,962             5.48%                    5.819         17,154                       4.5593       18,818
     1/31/1999       16,782            -1.06%                    4.116         17,860                      -0.7392       18,679
     2/28/1999       16,368            -2.47%                   -3.106         17,305                      -0.6705       18,553
     3/31/1999       16,389             0.13%                    4.017         18,001                       1.6191       18,854
     4/30/1999       15,274            -6.80%                    3.808         18,686                      -6.5874       17,612
     5/31/1999       15,465             1.25%                   -2.312         18,254                      -2.3409       17,199
     6/30/1999       16,187             4.67%                    5.466         19,252                       2.2617       17,588
     7/31/1999       15,911            -1.71%                   -3.046         18,665                      -3.5425       16,965
     8/31/1999       16,516             3.81%                   -0.466         18,578                       3.1702       17,503
     9/30/1999       15,369            -6.95%                   -2.769         18,064                      -4.2557       16,758
    10/31/1999       15,847             3.11%                    6.358         19,212                       8.8486       18,241
    11/30/1999       16,431             3.69%                    2.044         19,605                       -0.076       18,227
    12/31/1999       18,046             9.83%                    5.879         20,758                      -7.1731       16,920
     1/31/2000       19,458             7.83%                   -5.024         19,715                       0.4836       17,002
     2/29/2000       22,698            16.65%                   -1.891         19,342                      -7.0075       15,810
     3/31/2000       19,448           -14.32%                    9.783         21,234                       7.9292       17,064
     4/30/2000       18,471            -5.02%                   -3.009         20,595                       4.5662       17,843
     5/31/2000       17,993            -2.59%                   -2.052         20,173                       2.9642       18,372
     6/30/2000       21,859            21.49%                    2.465         20,670                       7.6696       19,781
     7/31/2000       22,061             0.92%                   -1.563         20,347                      -4.0468       18,981
     8/31/2000       25,438            15.31%                     6.21         21,611                      -0.0684       18,968
     9/30/2000       26,978             6.05%                    -5.28         20,469                        4.522       19,825
    10/31/2000       25,555            -5.28%                   -0.423         20,383                       1.2168       20,067
    11/30/2000       23,994            -6.11%                   -7.884         18,776                       4.2715       20,924
    12/31/2000       25,066             4.47%                    0.489         18,868                       2.6693       21,482
     1/31/2001       22,618            -9.77%                    3.548         19,537                      -8.0527       19,752
     2/28/2001       21,418            -5.31%                   -9.118         17,756                       0.4106       19,833
     3/31/2001       18,958           -11.48%                   -6.335         16,631                      -6.4451       18,555
     4/30/2001       21,244            12.06%                    7.771         17,923                       1.9614       18,919
     5/31/2001       22,399             5.43%                     0.67         18,043                       0.9171       19,093
     6/30/2001       23,161             3.40%                   -2.434         17,604                      -3.0633       18,508
     7/31/2001       22,087            -4.64%                   -0.984         17,431                       3.9328       19,236
     8/31/2001       21,764            -1.46%                    -6.26         16,340                      -3.4924       18,564
     9/30/2001       20,240            -7.00%                   -8.075         15,020                       1.8682       18,911
    10/31/2001       21,533             6.39%                    1.907         15,307                      -1.2578       18,673
    11/30/2001       22,815             5.95%                    7.671         16,481                       2.4347       19,127
    12/31/2001       23,069             1.11%                    0.876         16,625                      -2.2706       18,693
     1/31/2002       20,933            -9.26%                   -1.459         16,383                      -2.3355       18,257
     2/28/2002       19,743            -5.68%                   -1.928         16,067                       1.6698       18,561
     3/31/2002       20,459             3.63%                    3.761         16,671                       0.3842       18,633
     4/30/2002       19,270            -5.81%                   -6.063         15,660                      -3.7418       17,935
     5/31/2002       18,473            -4.13%                   -0.737         15,545                      -2.3061       17,522
     6/30/2002       16,996            -8.00%                   -7.124         14,438                       -6.636       16,359
     7/31/2002       16,107            -5.23%                   -7.795         13,312                       -4.709       15,589
     8/31/2002       15,726            -2.37%                    0.657         13,400                        0.061       15,598
     9/30/2002       15,287            -2.79%                  -10.868         11,943                       -5.455       14,747
    10/31/2002       15,829             3.55%                    8.802         12,995                        5.493       15,557
    11/30/2002       16,141             1.97%                    5.886         13,759                        1.309       15,761
    12/31/2002       15,598            -3.36%                   -5.875         12,951                       -2.537       15,361
     1/31/2003       15,668             0.44%                    -2.62         12,612                        -1.22       15,174
     2/28/2003       15,552            -0.74%                     -1.5         12,423                        -2.66       14,770
     3/31/2003       16,210             4.23%                     0.97         12,543                        2.877       15,195
     4/30/2003       16,476             1.64%                     8.24         13,577                         5.47       16,026
     5/31/2003       18,058             9.60%                     5.27         14,292                        2.873       16,487
     6/30/2003       18,300             1.34%                     1.28         14,475                        3.025       16,985
     7/31/2003       19,466             6.37%                     1.76         14,730                       -1.199       16,782
     8/31/2003       19,339            -0.65%                     1.95         15,017                       -3.062       16,268

         Check       19,339

CS GLOBAL HEALTH SCIENCES - CLASS A                       S&P 500 INDEX                            MSCI WORLD HEALTHCARE INDEX
STARTING PLOT POINT = 9,425
ASOFDATE              $ VALUE    MONTHLY RETURN           MONTHLY RETURN        $ VALUE            MONTHLY RETURN       $ VALUE
    11/30/2001           10,000              N/A                                   10,000                                 10,000
    12/31/2001            9,533            -4.67%                    0.876         10,088                  -2.2706         9,773
     1/31/2002            8,646            -9.30%                   -1.459          9,940                  -2.3355         9,545
     2/28/2002            8,155            -5.68%                   -1.928          9,749                   1.6698         9,704
     3/31/2002            8,450             3.63%                    3.761         10,115                   0.3842         9,741
     4/30/2002            7,959            -5.81%                   -6.063          9,502                  -3.7418         9,377
     5/31/2002            7,630            -4.13%                   -0.737          9,432                  -2.3061         9,161
     6/30/2002            7,020            -8.00%                   -7.124          8,760                   -6.636         8,553
     7/31/2002            6,652            -5.23%                   -7.795          8,077                   -4.709         8,150
     8/31/2002            6,495            -2.37%                    0.657          8,130                    0.061         8,155
     9/30/2002            6,314            -2.79%                  -10.868          7,247                   -5.455         7,710
    10/31/2002            6,538             3.55%                    8.802          7,885                    5.493         8,134
    11/30/2002            6,667             1.97%                    5.886          8,349                    1.309         8,240
    12/31/2002            6,443            -3.36%                   -5.875          7,858                   -2.537         8,031
     1/31/2003            6,471             0.44%                    -2.62          7,652                    -1.22         7,933
     2/28/2003            6,423            -0.74%                     -1.5          7,538                    -2.66         7,722
     3/31/2003            6,695             4.23%                     0.97          7,611                    2.877         7,944
     4/30/2003            6,810             1.71%                     8.24          8,238                     5.47         8,379
     5/31/2003            7,458             9.52%                     5.27          8,672                    2.873         8,619
     6/30/2003            7,558             1.34%                     1.28          8,783                    3.025         8,880
     7/31/2003            8,040             6.37%                     1.76          8,937                   -1.199         8,774
     8/31/2003            7,988            -0.65%                     1.95          9,112                   -3.062         8,505

Inception to date
(with Load):              7,988

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003(1)

                                                                                                             SINCE
                                           1 YEAR               3 YEAR               5 YEAR                INCEPTION
                                      ----------------     ----------------    ------------------     -------------------
Common Class                               22.98%              (8.73%)                8.16%                 10.40%
Class A Without Sales Charge               22.98%                  -                     -                  (8.99%)
Class A With Maximum Sales Charge          15.92%                  -                     -                 (12.03%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(3) The Morgan Stanley Capital International World Health Care Index is a sector-level equity index that consists of all securities in the developed markets that are classified under the Global Industry Classification Standard (GICS)(SM) healthcare sector. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(4) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 15.92%.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
August 31, 2003

                                                                        NUMBER OF
                                                                         SHARES                  VALUE
                                                                      -------------          -------------
COMMON STOCKS (94.3%)
AUSTRALIA (0.9%)
MEDIA (0.9%)
     News Corporation, Ltd. ADR                                              22,000          $     636,240
                                                                                             -------------

TOTAL AUSTRALIA                                                                                    636,240
                                                                                             -------------
BELGIUM (0.0%)
COMMUNICATIONS EQUIPMENT (0.0%)
     Telindus Group NV - Strip VVPR*                                            305                      3
                                                                                             -------------

TOTAL BELGIUM                                                                                            3
                                                                                             -------------
BERMUDA (1.7%)
INDUSTRIAL CONGLOMERATES (1.7%)
     Tyco International, Ltd.                                                60,800              1,251,264
                                                                                             -------------

TOTAL BERMUDA                                                                                    1,251,264
                                                                                             -------------
CHINA (1.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
     China Telecom Corporation, Ltd. ADR                                     33,450                904,488
                                                                                             -------------

TOTAL CHINA                                                                                        904,488
                                                                                             -------------
FINLAND (2.3%)
COMMUNICATIONS EQUIPMENT (2.3%)
     Nokia Oyj                                                               64,900              1,063,105
     Nokia Oyj ADR                                                           38,300                623,907
                                                                                             -------------

TOTAL FINLAND                                                                                    1,687,012
                                                                                             -------------
FRANCE (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
     France Telecom SA*                                                      43,100              1,069,420
                                                                                             -------------

TOTAL FRANCE                                                                                     1,069,420
                                                                                             -------------
INDONESIA (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
     PT Telekomunikasi Indonesia ADR                                        113,400              1,270,080
                                                                                             -------------

TOTAL INDONESIA                                                                                  1,270,080
                                                                                             -------------
ISRAEL (0.6%)
INTERNET SOFTWARE & SERVICES (0.6%)
     Check Point Software Technologies, Ltd.*                                24,000                419,280
                                                                                             -------------

TOTAL ISRAEL                                                                                       419,280
                                                                                             -------------
JAPAN (3.3%)
OFFICE ELECTRONICS (1.8%)
     Canon, Inc.                                                             27,000              1,298,166
                                                                                             -------------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
     NTT DoCoMo, Inc.                                                           436              1,121,015
                                                                                             -------------

TOTAL JAPAN                                                                                      2,419,181
                                                                                             -------------

                 See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                         SHARES                  VALUE
                                                                      -------------          -------------
MEXICO (2.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
     Telefonos de Mexico SA de CV ADR                                        45,570          $   1,381,227
                                                                                             -------------
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
     America Movil SA de CV ADR, Series L                                    28,760                661,480
                                                                                             -------------

TOTAL MEXICO                                                                                     2,042,707
                                                                                             -------------
NETHERLANDS (3.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
     Koninklijke (Royal) KPN NV*                                            168,777              1,169,244
                                                                                             -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
     ASML Holding NV*                                                       105,220              1,657,727
                                                                                             -------------

TOTAL NETHERLANDS                                                                                2,826,971
                                                                                             -------------
TAIWAN (2.9%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
     Taiwan Semiconductor Manufacturing Company, Ltd. ADR*                  182,304              2,147,541
     United Microelectronics Corp.*                                          41,866                 34,318
                                                                                             -------------

TOTAL TAIWAN                                                                                     2,181,859
                                                                                             -------------
UNITED KINGDOM (2.1%)
WIRELESS TELECOMMUNICATION SERVICES (2.1%)
     Vodafone Group PLC                                                     833,600              1,526,218
                                                                                             -------------

TOTAL UNITED KINGDOM                                                                             1,526,218
                                                                                             -------------
UNITED STATES (69.7%)
AEROSPACE & DEFENSE (3.9%)
     Alliant Techsystems, Inc.*                                              16,000                815,040
     L-3 Communications Holdings, Inc.*                                      34,000              1,737,060
     Lockheed Martin Corp.                                                    7,000                358,610
                                                                                             -------------
                                                                                                 2,910,710
                                                                                             -------------
AUTO COMPONENTS (0.7%)
     Gentex Corp.                                                            15,000                562,650
                                                                                             -------------
COMMUNICATIONS EQUIPMENT (7.9%)
     Cisco Systems, Inc.*                                                   137,525              2,633,604
     Comverse Technology, Inc.*^                                             61,930              1,021,226
     Motorola, Inc.                                                         102,200              1,096,606
     QUALCOMM, Inc.                                                          27,000              1,114,560
                                                                                             -------------
                                                                                                 5,865,996
                                                                                             -------------
COMPUTERS & PERIPHERALS (4.6%)
     Apple Computer, Inc.*                                                   25,000                565,750
     Dell, Inc.*                                                             32,000              1,044,160
     Hewlett-Packard Co.                                                     51,732              1,030,501
     Seagate Technology                                                      33,000                759,330
                                                                                             -------------
                                                                                                 3,399,741
                                                                                             -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
     SBC Communications, Inc.                                                15,500                348,595

                 See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                         SHARES                  VALUE
                                                                      -------------          -------------
     Time Warner Telecom, Inc. Class A*                                     179,000          $   1,045,360
                                                                                             -------------
                                                                                                 1,393,955
                                                                                             -------------
ELECTRICAL EQUIPMENT (2.4%)
     Harris Corp.                                                            53,100              1,762,920
                                                                                             -------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.7%)
     Arrow International, Inc.                                               24,000                620,640
     Biomet, Inc.                                                            44,000              1,308,120
     Medtronic, Inc.                                                         31,500              1,561,770
                                                                                             -------------
                                                                                                 3,490,530
                                                                                             -------------
HOUSEHOLD DURABLES (0.6%)
     Garmin, Ltd.                                                            12,000                479,640
                                                                                             -------------
INTERNET & CATALOG RETAIL (0.5%)
     eBay, Inc.*                                                              7,000                388,710
                                                                                             -------------
INTERNET SOFTWARE & SERVICES (1.8%)
     VeriSign, Inc.*                                                         65,500                980,535
     Yahoo!, Inc.*                                                           12,000                400,800
                                                                                             -------------
                                                                                                 1,381,335
                                                                                             -------------
IT CONSULTING & SERVICES (0.9%)
     Titan Corp.*                                                            40,000                643,200
                                                                                             -------------
MEDIA (12.5%)
     AOL Time Warner, Inc.*                                                  49,433                808,724
     Clear Channel Communications, Inc.                                      48,100              2,170,272
     Cox Radio, Inc. Class A*                                                34,500                832,830
     Gannett Company, Inc.                                                   10,500                823,410
     Liberty Media Corp. Class A*                                           225,000              2,722,500
     Metro-Goldwyn-Mayer, Inc.*^                                             30,800                445,984
     Viacom, Inc. Class B                                                    33,500              1,507,500
                                                                                             -------------
                                                                                                 9,311,220
                                                                                             -------------
PHARMACEUTICALS (1.3%)
     Andrx Corp.*                                                            52,000                936,000
                                                                                             -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.4%)
     Analog Devices, Inc.*                                                   12,600                516,600
     Fairchild Semiconductor International, Inc.*                            84,000              1,486,800
     Intel Corp.                                                            101,000              2,890,620
     Micron Technology, Inc.*                                                93,300              1,339,788
                                                                                             -------------
                                                                                                 6,233,808
                                                                                             -------------
SOFTWARE (17.6%)
     Activision, Inc.*                                                       63,000                813,330
     Adobe Systems, Inc.                                                     42,000              1,630,860
     Electronic Arts, Inc.*                                                  12,900              1,157,775
     Hyperion Solutions Corp.*                                               20,000                659,600
     Micromuse, Inc.*                                                        48,000                392,640
     Microsoft Corp.                                                         94,250              2,499,510
     Network Associates, Inc.*                                               47,000                654,240
     Oracle Corp.*                                                          120,000              1,533,600
     PeopleSoft, Inc.*                                                       33,000                597,300
     Take-Two Interactive Software, Inc.*                                    33,500                997,295

                 See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                         SHARES                  VALUE
                                                                      -------------          -------------
     THQ, Inc.*                                                              34,500          $     541,650
     VERITAS Software Corp.*                                                 45,875              1,581,770
                                                                                             -------------
                                                                                                13,059,570
                                                                                             -------------

TOTAL UNITED STATES                                                                             51,819,985
                                                                                             -------------

TOTAL COMMON STOCKS (COST $72,268,155)                                                          70,054,708
                                                                                             -------------
SHORT-TERM INVESTMENTS (4.9%)
     AIM Institutional Fund - Liquid Asset Portfolio#
      (Cost $1,984,500)                                                   1,984,500              1,984,500
                                                                                             -------------

                                                                           PAR
                                                                          (000)
                                                                      -------------
     State Street Bank and Trust Co. Euro Time Deposit, 0.750%,
      9/02/03 (Cost $1,637,000)                                       $       1,637              1,637,000
                                                                                             -------------

TOTAL INVESTMENTS AT VALUE (99.2%) (COST $75,889,655)                                           73,676,208

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                                       620,710
                                                                                             -------------

NET ASSETS (100.0%)                                                                          $  74,296,918
                                                                                             =============

                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
*    Non-income producing security.
^    Security or portion thereof is out on loan.
# Represents security purchased with cash collateral received for securities on loan.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS
August 31, 2003

                                                                        NUMBER OF
                                                                         SHARES                  VALUE
                                                                      -------------          -------------
COMMON STOCKS (96.7%)
ISRAEL (2.6%)
PHARMACEUTICALS (2.6%)
     Teva Pharmaceutical Industries, Ltd. ADR                                19,200          $   1,127,270
                                                                                             -------------

TOTAL ISRAEL                                                                                     1,127,270
                                                                                             -------------
UNITED KINGDOM (4.3%)
PHARMACEUTICALS (4.3%)
     Galen Holdings PLC ADR                                                  21,500                864,730
     Shire Pharmaceuticals Group PLC ADR*                                    41,200                957,900
                                                                                             -------------

TOTAL UNITED KINGDOM                                                                             1,822,630
                                                                                             -------------
UNITED STATES (89.8%)
BIOTECHNOLOGY (23.6%)
     Affymetrix, Inc.*                                                       95,500              2,198,410
     Amgen, Inc.*                                                            22,700              1,495,930
     Cubist Pharmaceuticals, Inc.*                                           22,300                294,360
     IDEC Pharmaceuticals Corp.*                                             58,000              2,015,500
     Invitrogen Corp.*                                                       29,400              1,695,498
     MedImmune, Inc.*                                                        33,800              1,178,606
     OSI Pharmaceuticals, Inc.*                                              13,900                529,590
     Protein Design Labs, Inc.*                                              50,300                618,690
                                                                                             -------------
                                                                                                10,026,584
                                                                                             -------------
HEALTHCARE EQUIPMENT & SUPPLIES (9.9%)
     Fisher Scientific International, Inc.*                                  26,700              1,047,174
     Medtronic, Inc.                                                         36,100              1,789,838
     Respironics, Inc.*                                                      20,200                841,532
     Therasense, Inc.*                                                       38,600                550,050
                                                                                             -------------
                                                                                                 4,228,594
                                                                                             -------------
HEALTHCARE PROVIDERS & SERVICES (33.8%)
     Accredo Health, Inc.*                                                   30,500                720,410
     AdvancePCS*                                                             18,000                723,240
     AmerisourceBergen Corp.                                                 11,100                646,131
     Anthem, Inc.*                                                           30,800              2,254,560
     Caremark Rx, Inc.*                                                      28,200                708,666
     Community Health Systems, Inc.*                                         29,800                685,102
     Express Scripts, Inc.*                                                  22,800              1,477,668
     HCA, Inc.                                                               13,300                505,267
     Health Management Associates, Inc. Class A                              38,700                862,236
     Laboratory Corporation of America Holdings*                             20,952                633,798
     LifePoint Hospitals, Inc.*                                              44,200              1,273,402
     Omnicare, Inc.                                                          35,700              1,210,230
     Quest Diagnostics, Inc.*                                                12,800                768,000
     Select Medical Corp.*                                                   29,700                855,360
     WebMD Corp.*                                                           104,500              1,076,350
                                                                                             -------------
                                                                                                14,400,420
                                                                                             -------------
IT CONSULTING & SERVICES (1.9%)
     Priority Healthcare Corp. Class B*                                      38,600                815,232
                                                                                             -------------
PHARMACEUTICALS (20.6%)
     Andrx Corp.*                                                            41,900                754,200
     CollaGenex Pharmaceuticals, Inc.*                                       64,400                752,192
     King Pharmaceuticals, Inc.*                                             98,249              1,380,399

                 See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                         SHARES                  VALUE
                                                                      -------------          -------------
     Mylan Laboratories, Inc.                                                50,100          $   1,823,640
     Sepracor, Inc.*                                                         70,200              1,889,784
     SICOR, Inc.*                                                            91,400              1,814,290
     Watson Pharmaceuticals, Inc.*                                            8,600                353,460
                                                                                             -------------
                                                                                                 8,767,965
                                                                                             -------------

TOTAL UNITED STATES                                                                             38,238,795
                                                                                             -------------

TOTAL COMMON STOCKS (COST $35,074,578)                                                          41,188,695
                                                                                             -------------

                                                                           PAR
                                                                          (000)
                                                                      -------------
SHORT-TERM INVESTMENT (3.5%)
     State Street Bank and Trust Co. Euro Time Deposit, 0.750%,
       9/02/03 (Cost $1,502,000)                                      $       1,502              1,502,000
                                                                                             -------------

TOTAL INVESTMENTS AT VALUE (100.2%) (COST $36,576,578)                                          42,690,695

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                                     (100,712)
                                                                                             -------------

NET ASSETS (100.0%)                                                                          $  42,589,983
                                                                                             =============

                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
*  Non-income producing security.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2003

                                                                             GLOBAL             GLOBAL
                                                                           TECHNOLOGY       HEALTH SCIENCES
                                                                              FUND               FUND
                                                                         --------------     ---------------
ASSETS
     Investments at value, including collateral for securities on loan of $1,984,500 and $0, respectively (Cost $75,889,655
     and $36,576,578, respectively) (Note 1)                             $   73,676,208(1)  $    42,690,695
     Cash                                                                            30                 634
     Foreign currency at value (cost $750,168 and $0, respectively)             755,807                   -
     Dividend and interest receivable                                             8,782               6,095
     Receivable for fund shares sold                                            545,680                 641
     Receivable from investment adviser (Note 2)                                162,997               6,711
     Receivable for investments sold                                          1,432,675                   -
     Prepaid expenses and other assets                                           21,878              15,465
                                                                         --------------     ---------------
        Total Assets                                                         76,604,057          42,720,241
                                                                         --------------     ---------------
LIABILITIES
     Advisory fee payable (Note 2)                                              130,925                   -
     Administrative services fee payable (Note 2)                                10,390               8,038
     Distribution fee payable (Note 2)                                           15,020               8,898
     Payable upon return of securities loaned (Note 1)                        1,984,500                   -
     Payable for fund shares redeemed                                            54,271              43,101
     Other accrued expenses payable                                             112,033              70,221
                                                                         --------------     ---------------
        Total Liabilities                                                     2,307,139             130,258
                                                                         --------------     ---------------
NET ASSETS
     Capital stock, $0.001 par value (Note 5)                                     3,140               2,543
     Paid-in capital (Note 5)                                               311,216,937          43,254,154
     Accumulated net investment loss                                            (66,641)                  -
     Accumulated net realized loss on investments
        and foreign currency transactions                                  (234,638,722)         (6,781,070)
     Net unrealized appreciation (depreciation) from investments
        and foreign currency translations                                    (2,217,796)          6,114,356
                                                                         --------------     ---------------
        Net Assets                                                       $   74,296,918     $    42,589,983
                                                                         ==============     ===============
COMMON SHARES
     Net assets                                                          $   72,875,814     $    42,474,632
     Shares outstanding                                                       3,079,732           2,536,166
                                                                         --------------     ---------------

     Net asset value, offering price, and redemption price per share     $        23.66     $         16.75
                                                                         ==============     ===============

A SHARES
     Net assets                                                          $    1,421,104     $       115,351
     Shares outstanding                                                          60,058               6,887
                                                                         --------------     ---------------

     Net asset value and redemption price per share                      $        23.66     $         16.75
                                                                         ==============     ===============
     Maximum offering price per share
        (net asset value/(1-5.75%))                                      $        25.10     $        17.77
                                                                         ==============     ==============

----------
     (1) Including $1,934,072 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2003

                                                                             GLOBAL             GLOBAL
                                                                           TECHNOLOGY       HEALTH SCIENCES
                                                                              FUND               FUND
                                                                         --------------     ---------------
INVESTMENT INCOME (Note 1)
     Dividends                                                           $      462,329     $       107,152
     Interest                                                                    17,353               6,235
     Securities lending                                                          16,244                   -
     Foreign taxes withheld                                                     (46,255)             (1,403)
                                                                         --------------     ---------------
       Total investment income                                                  449,671             111,984
                                                                         --------------     ---------------

EXPENSES
     Investment advisory fees (Note 2)                                          673,131             420,751
     Administrative services fees (Note 2)                                       78,959              70,057
     Distribution fees (Note 2)                                                 168,283             105,188
     Transfer agent fees (Note 2)                                               467,915             169,956
     Printing fees (Note 2)                                                      83,741              55,581
     Legal fees                                                                  54,775              75,703
     Registration fees                                                           33,954              33,728
     Audit fees                                                                  27,933              20,377
     Custodian fees                                                              25,674               3,249
     Directors' fees                                                             12,444              10,972
     Insurance expense                                                           10,194               8,871
     Interest expense                                                             2,729               1,861
     Miscellaneous expense                                                        9,082               7,865
                                                                         --------------     ---------------
       Total expenses                                                         1,648,814             984,159
     Less:  fees waived (Note 2)                                               (538,153)           (315,154)
                                                                         --------------     ---------------
       Net expenses                                                           1,110,661             669,005
                                                                         --------------     ---------------
         Net investment loss                                                   (660,990)           (557,021)
                                                                         --------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                     (15,483,424)         (3,734,515)
     Net realized loss on foreign currency transactions                         (73,745)                  -
     Net change in unrealized appreciation (depreciation) from
      investments                                                            31,175,560          13,016,923
     Net change in unrealized appreciation (depreciation) from
       foreign currency translations                                            (59,508)                 80
                                                                         --------------     ---------------
     Net realized and unrealized gain from investments
       and foreign currency related items                                    15,558,883           9,282,488
                                                                         --------------     ---------------
     Net increase in net assets resulting from operations                $   14,897,893     $     8,725,467
                                                                         ==============     ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   GLOBAL TECHNOLOGY FUND            GLOBAL HEALTH SCIENCES FUND
                                                               --------------------------------    --------------------------------
                                                                FOR THE YEAR ENDED AUGUST 31,        FOR THE YEAR ENDED AUGUST 31,
                                                               --------------------------------    --------------------------------
                                                                   2003              2002               2003              2002
                                                               --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment loss                                         $     (660,990)   $   (1,021,530)   $     (557,021)   $     (977,229)
   Net realized gain (loss) from investments
     and foreign currency transactions                            (15,557,169)      (88,225,291)       (3,734,515)        2,371,402
   Net change in unrealized appreciation (depreciation)
     from investments and foreign currency translations            31,116,052        38,485,777        13,017,003       (21,722,994)
                                                               --------------    --------------    --------------    --------------
     Net increase (decrease) in net assets resulting from
      operations                                                   14,897,893       (50,761,044)        8,725,467       (20,328,821)
                                                               --------------    --------------    --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   Proceeds from sale of shares                                     8,884,366        43,813,941         2,304,707        20,189,724
   Exchange value of shares due to merger                                   -         7,288,417                 -                 -
   Net asset value of shares redeemed                             (22,147,764)      (75,183,945)      (12,955,381)      (56,446,309)
                                                               --------------    --------------    --------------    --------------
     Net decrease in net assets
       from capital share transactions                            (13,263,398)      (24,081,587)      (10,650,674)      (36,256,585)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            1,634,495       (74,842,631)       (1,925,207)      (56,585,406)

NET ASSETS
   Beginning of year                                               72,662,423       147,505,054        44,515,190       101,100,596
                                                               --------------    --------------    --------------    --------------
   End of year                                                 $   74,296,918    $   72,662,423    $   42,589,983    $   44,515,190
                                                               ==============    ==============    ==============    ==============

ACCUMULATED NET INVESTMENT LOSS                                $      (66,641)   $      (70,692)   $            -    $            -
                                                               ==============    ==============    ==============    ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                        FOR THE YEAR ENDED AUGUST 31,
                                             ----------------------------------------------------------------------------------
                                                2003              2002              2001              2000              1999
                                             ----------        ----------        ----------        ----------        ----------
PER SHARE DATA
  Net asset value, beginning of period       $    19.00        $    29.11        $    69.11        $    41.22        $    20.54
                                             ----------        ----------        ----------        ----------        ----------
INVESTMENT OPERATIONS
  Net investment loss                             (0.21)(1)         (0.28)(1)         (0.75)            (0.44)            (0.04)
  Net gain (loss) on investments
   and foreign currency related items
   (both realized and unrealized)                  4.87             (9.83)           (36.86)            29.56             23.56
                                             ----------        ----------        ----------        ----------        ----------
     Total from investment operations              4.66            (10.11)           (37.61)            29.12             23.52
                                             ----------        ----------        ----------        ----------        ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains               -                 -             (2.39)            (1.23)            (2.84)
                                             ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD               $    23.66        $    19.00        $    29.11        $    69.11        $    41.22
                                             ==========        ==========        ==========        ==========        ==========
     Total return(2)                              24.53%           (34.73)%          (55.72)%           70.99%           120.73%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)   $   72,876        $   71,473        $  147,504        $  471,455        $   65,165
    Ratio of expenses to average net
     assets                                        1.65%(3)          1.65%(3)          1.67%(3)          1.66%(3)          1.65%
    Ratio of net investment loss
     to average net assets                        (0.98)%           (0.90)%           (1.14)%           (0.89)%           (0.35)%
    Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                        0.80%             0.51%             0.15%             0.11%             0.87%
    Portfolio turnover rate                          31%               68%              100%              143%              203%

----------
(1) Per share information is calculated using the average share outstanding method.
(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00%, .02% and .02% for the years ended August 31, 2002, 2001 and 2000, respectively. The operating expense ratio after reflecting these arrangements was 1.65%, 1.65% and 1.64% for the years ended August 31, 2002, 2001 and 2000, respectively. For the year ended August 31, 2003, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR       FOR THE PERIOD
                                                                             ENDED               ENDED
                                                                        AUGUST 31, 2003    AUGUST 31, 2002(1)
                                                                        ---------------    ------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $        19.00      $        29.42
                                                                         --------------      --------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                          (0.16)              (0.17)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                                   4.82              (10.25)
                                                                         --------------      --------------
      Total from investment operations                                             4.66              (10.42)
                                                                         --------------      --------------

NET ASSET VALUE, END OF PERIOD                                           $        23.66      $        19.00
                                                                         ==============      ==============
      Total return(3)                                                             24.53%             (35.42)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $        1,421      $        1,190
    Ratio of expenses to average net assets(4)                                     1.65%               1.65%(5)
    Ratio of net investment loss to average net assets                            (0.98)%             (1.03)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                         0.84%               0.76%(5)
    Portfolio turnover rate                                                          31%                 68%

----------
(1)  For the period November 30, 2001 (inception date) through August 31, 2002.
(2) Per share information is calculated using the average share outstanding method.
(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's Class A expense ratio. For the year ended August 31, 2003, there were no transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                                                                      FOR THE YEAR
                                                                                                                          ENDED
                                                                     FOR THE YEAR ENDED AUGUST 31,                     OCTOBER 31,
                                                     ----------------------------------------------------------       ------------
                                                       2003              2002            2001          2000(1)            1999
                                                     ----------       ----------      ----------     ----------       ------------
PER SHARE DATA
  Net asset value, beginning of period               $    13.62       $    18.85      $    23.95     $    14.92        $     14.41
                                                     ----------       ----------      ----------     ----------        -----------

INVESTMENT OPERATIONS
  Net investment loss                                     (0.19)(2)        (0.23)(2)       (0.10)         (0.08)             (0.13)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         3.32            (5.00)          (3.08)          9.11               0.64
                                                     ----------       ----------      ----------     ----------        -----------
      Total from investment operations                     3.13            (5.23)          (3.18)          9.03               0.51
                                                     ----------       ----------      ----------     ----------        -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                       -                -           (1.92)             -                  -
                                                     ----------       ----------      ----------     ----------        -----------
NET ASSET VALUE, END OF PERIOD                       $    16.75       $    13.62      $    18.85     $    23.95        $     14.92
                                                     ==========       ==========      ==========     ==========        ===========
      Total return(3)                                     22.98%          (27.75)%        (14.44)%        60.52%              3.54%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   42,475       $   44,484      $  101,101     $   90,801        $    47,574
    Ratio of expenses to average net assets(4)             1.59%            1.59%           1.60%          1.61%(5)           1.59%
    Ratio of net investment income (loss)
      to average net assets                               (1.32)%          (1.30)%         (1.05)%        (0.94)%(5)          0.62%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements         0.75%            0.56%           0.26%          0.28%(5)           0.29%
    Portfolio turnover rate                                  13%              67%             35%           106%               146%

----------
(1) Effective May 1, 2000, Global Health Sciences Fund changed its fiscal and tax year ends from October 31st to August 31st.
(2) Per share information is calculated using the average share outstanding method.
(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00% and .01% for the years ended August 31, 2002 and 2001, respectively, and .02% annualized for the period November 1, 1999 to August 31, 2000. These arrangements had no effect on the Fund's expense ratios for previous periods. The operating expense ratio after reflecting these arrangements was 1.59% for the years ended August 31, 2002 and 2001, respectively, and 1.59% annualized for the period November 1, 1999 to August 31, 2000. For the year ended August 31, 2003, there were no transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE YEAR           FOR THE PERIOD
                                                                        ENDED                   ENDED
                                                                   AUGUST 31, 2003       AUGUST 31, 2002(1)
                                                                   ---------------       ------------------
PER SHARE DATA
  Net asset value, beginning of period                             $         13.62       $            19.76
                                                                   ---------------       ------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                     (0.19)                   (0.14)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                                            3.32                    (6.00)
                                                                   ---------------       ------------------
      Total from investment operations                                        3.13                    (6.14)
                                                                   ---------------       ------------------
NET ASSET VALUE, END OF PERIOD                                     $         16.75       $            13.62
                                                                   ===============       ==================

      Total return(3)                                                        22.98%                  (31.07)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                         $           115       $               31
    Ratio of expenses to average net assets(4)                                1.59%                    1.59%(5)
    Ratio of net investment loss
      to average net assets                                                  (1.32)%                  (1.32)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                    0.75%                    1.24%(5)
  Portfolio turnover rate                                                       13%                      67%

----------
(1)  For the period November 30, 2001 (inception date) through August 31, 2002.
(2) Per share information is calculated using the average share outstanding method.
(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's Class A expense ratio. For the year ended August 31, 2003, there were no transfer agent credits.
(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are Credit Suisse Global Technology Fund, Inc. ("Global Technology") and Credit Suisse Global Health Sciences Fund, Inc. ("Global Health Sciences") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Global Technology and Global Health Sciences Funds were incorporated under the laws of the State of Maryland on July 31, 1998 and October 24, 1996, respectively.

   Investment objectives for each Fund are as follows: Global Technology seeks long-term capital appreciation; Global Health Sciences seeks capital appreciation.

   Global Technology is authorized to offer four classes of shares: Common Class, Institutional Class, Advisor Class and Class A, although only Common Class and Class A shares are offered. Global Health Sciences is authorized to issue three classes of shares: Common Class, Advisor Class, and Class A, although only Common Class and Class A shares are being offered. Effective December 12, 2001, the Funds closed the Common Class shares to new investors. Common Class shares for each Fund bear expenses paid pursuant to a distribution agreement at an annual rate of 0.25% of the average daily net assets of each Fund's Common Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of 0.25% of the average daily net assets of each Fund's Class A shares. In addition, the Common Class and Class A shares bear co-administration fees.

   Effective as of the close of business on April 26, 2002, the Global Technology Fund acquired all of the net assets of the Credit Suisse Technology Fund ("Technology Fund") in a tax-free exchange of shares. The shares exchanged were 221,743 shares of the Common Class shares of Global Technology (valued at $5,507,646) for 1,495,563 shares of the Common Class of the Technology Fund, 34,693 shares of Class A shares of Global Technology (valued at $861,096) for 235,172 shares of the Class A Shares of the Technology Fund, 24,002 shares of Class A shares of Global Technology (valued at $595,518) for 162,261 shares of the Class B Shares of the Technology Fund, 13,068 shares of Class A shares of Global Technology (valued at $324,157) for 89,071 shares of the Class C Shares of the Technology Fund. The aggregate net assets of Technology and Global Technology immediately before the acquisition were $7,288,417 which included ($8,507,702) of unrealized depreciation and $99,665,575 respectively, and the combined net assets of the Global Technology after the acquisition were $106,953,992.

   A) SECURITY VALUATION - The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS - The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS - Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At August 31, 2003, the Funds had no open forward foreign currency contracts.

   I) SHORT SALES -- When CSAM believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in the price of the security between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it has sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with the broker, a Fund may not receive any payments (including interest) on collateral deposited with them. A Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its net assets.

   J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by Global Technology with respect to such loans at August 31, 2003 was as follows:

                MARKET VALUE OF                      VALUE OF
               SECURITIES LOANED                COLLATERAL RECEIVED
               -----------------                -------------------
                  $ 1,934,072                       $ 1,984,500

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by Global Technology and Global Health Sciences to act as each Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge each Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, each Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with each Fund shall be reduced to such lower fee amount.

   K) OTHER -- The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

   The Funds invest a high percentage of their assets in specific sectors of the market, especially technology and health sciences. As a result, the financial, economic, business and political developments in a particular sector of the market, positive or negative, have a greater impact on each Fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. Each fund under normal market conditions, invests at least 80% of their net assets, plus borrowings for investment purposes in a group of related industries within the technology and health sciences sectors, as applicable, of the market.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund at an annual rate of 1.00% of its average daily net assets. For the year ended August 31, 2003, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                                      GROSS                          NET
                                     ADVISORY                      ADVISORY
FUND                                   FEE           WAIVER          FEE
----                                 --------        ------        --------
Global Technology                   $ 673,131     $ (538,153)     $ 134,978
Global Health Sciences                420,751       (315,154)       105,597

   During the period covered by this report, CSAM determined that Global Technology's advisory contract had lapsed due to an administrative error. CSAM has taken all necessary steps to remedy this error, including obtaining Board of Directors and Shareholder approval of retention or payment of fees paid or payable to CSAM during the period the contract had lapsed and approval of a new contract on the same terms as in the lapsed contract.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") each an affiliate of CSAM, are sub-investment advisers to each Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Funds.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), an affiliate of CSAM, became a sub-investment adviser to each Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Funds.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as each Fund's co-administrators.

   For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of Global Technology's average daily net assets of Common Class shares and Class A shares. Prior to May 20, 2003 CSAMSI received a fee calculated at an annual rate of 0.05% of Global Technology's first $125 million in average daily net assets and 0.10% of the average daily net assets over $125 million. For Global Health Sciences, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets of Common Class shares and Class A shares.

   For the year ended August 31, 2003, co-administrative services fees earned by CSAMSI were as follows:

             FUND                          CO-ADMINISTRATIVE SERVICES FEE
             ----                          ------------------------------
             Global Technology                        $ 33,756
             Global Health Sciences                     42,075

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

             AVERAGE DAILY NET ASSETS                 ANNUAL RATE
             ------------------------                 -----------
             First $5 billion              0.050% of average daily net assets
             Next $5 billion               0.035% of average daily net assets
             Over $10 billion              0.020% of average daily net assets

   For the year ended August 31, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

             FUND                          CO-ADMINISTRATIVE SERVICES FEE
             ----                          ------------------------------
             Global Technology                        $ 45,203
             Global Health Sciences                     27,982

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of each Fund. For Class A shares, the fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended August 31, 2003, distribution fees earned by CSAMSI were as follows:

   FUND                                             DISTRIBUTION FEE
   ----                                             ----------------
   Global Technology
     Common Class                                      $   165,760
     Class A                                                 2,523
                                                       -----------
                                                       $   168,283
                                                       ===========

   FUND                                             DISTRIBUTION FEE
   ----                                             ----------------
   Global Health Sciences
     Common Class                                      $  104,967
     Class A                                                  221
                                                       ----------
                                                       $  105,188
                                                       ==========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended August 31, 2003, the Funds reimbursed CSAM the following amounts, which is included in the Funds' transfer agent expense as follows:

           FUND                                      AMOUNT
           ----                                     ---------
           Global Technology                        $ 134,497
           Global Health Sciences                      67,893

   For the year ended August 31, 2003, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

           FUND                                      AMOUNT
           ----                                     ---------
           Global Technology                        $   4,195
           Global Health Sciences                       5,629

   For the year ended August 31, 2003, Global Health Sciences Fund paid CSFB $20,091 in brokerage commissions.

   For the year ended August 31, 2003, CSFB received $1,851 from securities lending transactions for Global Technology.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended August 31, 2003, Merrill was paid for its services to the Funds as follows:

           FUND                                      AMOUNT
           ----                                     ---------
           Global Technology                        $  27,692
           Global Health Sciences                      34,710

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At August 31, 2003 and during the year ended August 31, 2003, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

       FUND                                      PURCHASES             SALES
       ----                                      ---------             -----
       Global Technology                       $ 20,576,962         $ 34,869,991
       Global Health Sciences                     5,369,818           17,053,418

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                                     GLOBAL TECHNOLOGY
                                                                 ------------------------
                                                                       COMMON CLASS
                                                                 ------------------------
                                                                    FOR THE YEAR ENDED
                                                                 ------------------------
                                                 AUGUST 31, 2003                              AUGUST 31, 2002
                                        ----------------------------------        ------------------------------------
                                           SHARES              VALUE                   SHARES                VALUE
                                           ------              -----                   ------                -----
Shares sold                                 397,379        $    7,673,618             1,483,408        $   40,699,743
Shares exchanged due to merger                    -                     -               221,743             5,507,646
Shares redeemed                          (1,079,934)          (20,952,159)           (3,010,011)          (74,973,602)
                                         ----------        --------------            ----------        --------------
Net decrease                               (682,555)       $  (13,278,541)           (1,304,860)       $  (28,766,213)
                                         ==========        ==============            ==========        ==============

                                                                     GLOBAL TECHNOLOGY
                                                                 ------------------------
                                                                         CLASS  A
                                                                 ------------------------
                                                                    FOR THE YEAR ENDED
                                                                 ------------------------
                                                  AUGUST 31, 2003                           AUGUST 31, 2002(1)
                                        ----------------------------------        ------------------------------------
                                             SHARES             VALUE                  SHARES              VALUE
                                             ------             -----                  ------              -----
Shares sold                                  55,680        $    1,210,748                 675          $    3,114,198
Shares exchanged due to merger                    -                     -              71,763               1,780,771
Shares redeemed                             (58,250)           (1,195,605)             (9,810)               (210,343)
                                            -------        --------------              ------          --------------
Net increase (decrease)                      (2,570)       $       15,143              62,628          $    4,684,626
                                            =======        ==============              ======          ==============

                                                                    GLOBAL HEALTH SCIENCES
                                                                ------------------------------
                                                                         COMMON CLASS
                                                                ------------------------------
                                                                      FOR THE YEAR ENDED
                                                                ------------------------------
                                                 AUGUST 31, 2003                             AUGUST 31, 2002
                                        ----------------------------------        ------------------------------------
                                            SHARES              VALUE                  SHARES               VALUE
                                            ------              -----                  ------               -----
Shares sold                                 149,078        $    2,213,783             1,097,841        $   20,153,575
Shares redeemed                            (879,677)          (12,927,905)           (3,195,361)          (56,446,309)
                                           --------        --------------            ----------        --------------
Net decrease                               (730,599)       $  (10,714,122)           (2,097,520)       $  (36,392,734)
                                           ========        ==============            ==========        ==============

                                                                    GLOBAL HEALTH SCIENCES
                                                                ------------------------------
                                                                           CLASS A
                                                                ------------------------------
                                                                      FOR THE YEAR ENDED
                                                                ------------------------------
                                                 AUGUST 31, 2003                            AUGUST 31, 2002(1)
                                        ----------------------------------        ------------------------------------
                                             SHARES             VALUE                    SHARES            VALUE
                                             ------             -----                    ------            -----
Shares sold                                   6,622        $       90,924                 2,260        $       36,149
Shares redeemed                              (1,995)              (27,476)                    -                     -
                                             ------        --------------                 -----        --------------
Net increase                                  4,627        $       63,448                 2,260        $       36,149
                                             ======        ==============                 =====        ==============

----------
(1)  For the period November 30, 2001 (inception date) through August 31, 2002.

   On August 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                                         NUMBER OF                          APPROXIMATE PERCENTAGE
         FUND                           SHAREHOLDERS                        OF OUTSTANDING SHARES
       ----------------------           ------------                        ----------------------
       Global Technology
              Common Class                   2                                       51%
              Class A                        1                                       30%
       Global Health Sciences
              Common Class                   2                                       48%
              Class A                        6                                       63%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions and Post-October losses.

   There were no distributions for the years ended August 31, 2002 and August 31, 2003 for either Fund.

   At August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                    GLOBAL               GLOBAL HEALTH
                                                  TECHNOLOGY               SCIENCES
                                                --------------          --------------
      Undistributed ordinary income             $            -          $            -
      Accumulated realized loss                   (223,508,133)             (3,460,007)
      Unrealized appreciation/(depreciation)        (2,217,796)              6,114,356
      Undistributed Ordinary Loss-Other                (66,641)                      -
      Undistributed Capital-Other                  (11,130,589)             (3,321,063)
                                                --------------          --------------
                                                $ (236,923,159)         $     (666,714)
                                                ==============          ==============

   At August 31, 2003, each Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                                             EXPIRES AUGUST 31,
                                          -------------------------------------------------------
      FUND                                     2009                 2010                 2011
      ----                                --------------       ---------------      -------------
      Global Technology                   $ (22,443,214)       $ (128,849,577)      $ (72,215,342)
      Global Health Sciences                   (222,906)           (2,823,649)           (413,452)

   Included in the Global Technology capital loss carryforwards which expire in 2009 is $3,027,000 acquired in the Credit Suisse Technology Fund merger which is subject to IRS limitations.

   Under current tax law, certain capital and currency losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Funds will be unable to realize the benefit from these losses if they cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax period ended August 31, 2003, each Fund elected to defer net capital and currency losses arising between November 1, 2002 and August 31, 2003 as follows:

      FUND                                                 CAPITAL           CURRENCY
      ----                                               ------------        --------
      Global Technology                                  $ 11,130,589        $ 66,641
      Global Health Sciences                                3,321,063              -

   At August 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                                                                     NET UNREALIZED
                                                    GROSS UNREALIZED        GROSS UNREALIZED          APPRECIATION/
           FUND                IDENTIFIED COST        APPRECIATION           (DEPRECIATION)          (DEPRECIATION)
           ----                ---------------      ----------------        ----------------         --------------
Global Technology               $ 75,889,655          $ 7,995,535            $ (10,208,982)           $ (2,213,447)
Global Health Sciences            36,576,578            9,711,487               (3,597,370)              6,114,117

   At August 31, 2003, accumulated undistributed net investment loss, accumulated net realized loss from investments and Paid-in Capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of net operating losses and foreign currency transactions. Net assets were not affected by these reclassifications.

                                                                                             ACCUMULATED NET
                                                     PAID-IN          UNDISTRIBUTED NET     REALIZED INCOME ON
FUND                                                 CAPITAL          INVESTMENT INCOME        INVESTMENTS
----                                               -----------        -----------------     ------------------
Global Technology                                  $ (738,786)            $ 665,041              $ 73,745
Global Health Sciences                               (557,021)              557,021                     -

NOTE 7. PROPOSED REORGANIZATION

   On December 12, 2002 and February 13, 2003, respectively, the Board of Directors of Global Health Sciences and Global Technology, respectively, approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). The Reorganization was approved by the shareholders of the Funds on September 11, 2003 and September 30, 2003, respectively. When the Reorganization is completed, each shareholder of the Funds will become a shareholder of the Credit Suisse Global Post-Venture Capital Fund (the "Acquiring Fund") and will receive on a tax-free basis, shares of the Acquiring Fund with the same aggregate net asset value as their shares of their respective Funds.

NOTE 8. SUBSEQUENT EVENT

   On September 26, 2003, all of Global Health Sciences' net assets were acquired by Credit Suisse Global Post-Venture Capital Fund, Inc. (the "Acquiring Fund") in a tax-free exchange of shares (the "Global Health Sciences Reorganization"). As a result of the Global Health Sciences Reorganization, each Global Health Sciences shareholder became a shareholder of the Acquiring Fund and received shares of the Acquiring Fund with the same aggregate net asset value as their shares of Global Health Sciences. Global Health Sciences was liquidated and will be subsequently dissolved.

   On October 10, 2003, all of Global Technology's net assets were acquired by Credit Suisse Global Post-Venture Capital Fund, Inc. (the "Acquiring Fund") in a tax-free exchange of shares (the "Global Technology Reorganization"). As a result of the Global Technology Reorganization, each Global Technology shareholder became a shareholder of the Acquiring Fund and received shares of the Acquiring Fund with the same aggregate net asset value as their shares of Global Technology. Global Technology was liquidated and will be subsequently dissolved.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Global Technology Fund, Inc.;
Credit Suisse Global Health Sciences Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Technology Fund, Inc. and Credit Suisse Global Health Sciences Fund, Inc., (collectively referred to as the "Funds") at August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2003

CREDIT SUISSE GLOBAL TECHNOLOGY FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse Global Technology Fund, Inc. (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on August 1, 2003 and adjourned to September 11, 2003 and September 30, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. Proposals 1, 2, 3-A, 3-B and 4-C were approved. The remaining proposals were not approved.

1. To approve an Agreement and Plan of Reorganization (the "Plan") providing that (i) the Fund would transfer all of its assets in exchange for shares of common stock of the Credit Suisse Global Post-Venture Capital Fund, Inc. (the "Acquiring Fund"), and the assumption by the Acquiring Fund of the Fund's liabilities, (ii) such shares of common stock of the Acquiring Fund would be distributed to shareholders of the Fund in liquidation of the Fund, and (iii) the Fund would subsequently be dissolved.

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,161,982                  34.97%                   69.33%
Against                  160,182                   4.82%                    9.56%
Abstain                   70,942                   2.14%                    4.23%
Broker Non-votes         282,907                   8.52%                   16.88%

2. To Elect the Following Nominees as Directors:

                                         FOR                         WITHHELD
                                      ---------                      --------
Richard H. Francis                    1,193,396                      113,851
Jack W. Fritz                         1,193,030                      114,217
Joseph D. Gallagher                   1,192,193                      115,055
Jeffrey E. Garten                     1,193,766                      113,482
Peter F. Krogh                        1,194,507                      112,741
James S. Pasman, Jr.                  1,194,407                      112,840
Steven N. Rappaport                   1,194,250                      112,997
William W. Priest                     1,194,353                      112,894

Total Eligible Shares                 3,322,389
Total Shares Voted                    1,307,247
% of Shares Voted                         39.35%

3-A To Approve a New Investment Advisory Agreement:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,439,985                  43.34%                   85.93%
Against                  161,381                   4.86%                    9.62%
Abstain                   74,647                   2.25%                    4.45%

3-B To Approve the Retention or Payment of Fees Paid or Payable to CSAM:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,116,513                  33.61%                   85.41%
Against                  135,702                   4.08%                   10.38%
Abstain                   55,032                   1.66%                    4.21%

4-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,111,510                  33.45%                   66.32%
Against                  202,224                   6.09%                   12.07%
Abstain                   79,372                   2.39%                    4.73%
Broker Non-votes         282,907                   8.52%                   16.88%

4-B. To Modify the Fundamental Investment Restriction on Lending:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,118,232                  33.66%                   66.72%
Against                  195,434                   5.88%                   11.66%
Abstain                   79,440                   2.39%                    4.74%
Broker Non-votes         282,907                   8.52%                   16.88%

4-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                             % OF TOTAL SHARES           % OF TOTAL
                         SHARES                 OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,125,544                  33.88%                   67.16%
Against                  186,111                   5.60%                   11.10%
Abstain                   81,451                   2.45%                    4.86%
Broker Non-votes         282,907                   8.52%                   16.88%

5. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,117,164                  33.63%                   66.66%
Against                  194,781                   5.86%                   11.62%
Abstain                   81,160                   2.44%                    4.84%
Broker Non-votes         282,907                   8.52%                   16.88%

CREDIT SUISSE GLOBAL HEALTH SCIENCES
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse Global Health Sciences Fund, Inc. (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on August 1, 2003 and adjourned to September 11, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To approve an Agreement and Plan of Reorganization (the "Plan") providing that (i) the Fund would transfer all of its assets in exchange for shares of common stock of the Credit Suisse Global Post-Venture Capital Fund, Inc. (the "Acquiring Fund") and the assumption by the Acquiring Fund of the Fund's liabilities, (ii) such shares of common stock of the Acquiring Fund would be distributed to shareholders of the Fund in liquidation of the Fund, and (iii) the Fund would subsequently be dissolved.

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,013,234                  36.55%                   69.36%
Against                  321,193                  11.59%                   21.99%
Abstain                   63,141                   2.28%                    4.32%
Broker Non-votes          63,311                   2.28%                    4.33%

2. To Elect the Following Nominees as Directors:

                                         FOR                         WITHHELD
                                      ---------                      --------
Richard H. Francis                    1,094,535                      240,929
Jack W. Fritz                         1,096,324                      239,140
Joseph D. Gallagher                   1,098,063                      237,401
Jeffrey E. Garten                     1,097,740                      237,724
Peter F. Krogh                        1,097,476                      237,988
James S. Pasman, Jr.                  1,097,206                      238,258
Steven N. Rappaport                   1,097,160                      238,304
William W. Priest                     1,096,903                      238,561

Total Eligible Shares                 2,772,024
Total Shares Voted                    1,335,464
% of Shares Voted                         48.18%

3-A.  To Modify the Fundamental Investment Restriction on Borrowing Money:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,016,531                  36.67%                   69.58%
Against                  317,280                  11.45%                   21.72%
Abstain                   63,756                   2.30%                    4.37%
Broker Non-votes          63,311                   2.28%                    4.33%

3-B. To Modify the Fundamental Investment Restriction on Lending:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,020,086                  36.80%                   69.83%
Against                  314,585                  11.35%                   21.53%
Abstain                   62,896                   2.27%                    4.31%
Broker Non-votes          63,311                   2.28%                    4.33%

3-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,020,174                  36.80%                   69.83%
Against                  316,567                  11.42%                   21.67%
Abstain                   60,827                   2.19%                    4.16%
Broker Non-votes          63,311                   2.28%                    4.34%

3-D. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,001,960                  36.15%                   68.59%
Against                  331,372                  11.96%                   22.68%
Abstain                   64,235                   2.32%                    4.40%
Broker Non-votes          63,311                   2.28%                    4.33%

3-E. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                    1,018,213                  36.73%                   69.70%
Against                  316,686                  11.42%                   21.68%
Abstain                   62,668                   2.26%                    4.29%
Broker Non-votes          63,311                   2.28%                    4.33%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                             % OF TOTAL SHARES           % OF TOTAL
                        SHARES                  OUTSTANDING             SHARES VOTED
                       ---------             -----------------          ------------
For                      979,144                  35.32%                   67.02%
Against                  354,189                  12.78%                   24.25%
Abstain                   64,235                   2.32%                    4.40%
Broker Non-votes          63,311                   2.28%                    4.33%

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                              POSITION(S)       LENGTH          PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF     HELD WITH         OF TIME         OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                         FUND              SERVED          PAST FIVE YEARS           DIRECTOR         HELD BY DIRECTOR
--------------------------    --------------    ------------    --------------------      -------------    ----------------
INDEPENDENT DIRECTORS

Richard H. Francis            Director,         Since           Currently retired         44               None
c/o Credit Suisse Asset       Nominating and    1999
Management, LLC               Audit
466 Lexington Avenue          Committee
New York, New York            Member
10017-3140

Date of Birth: 04/23/32

Jack W. Fritz                 Director,         Since           Private investor;         43               Director of
2425 North Fish Creek Road    Nominating and    Funds           Consultant and                             Advo, Inc.
P.O. Box 1287                 Audit             Inception       Director of Fritz                          (direct mail
Wilson, Wyoming 83014         Committee                         Broadcasting, Inc.                         advertising)
                              Member                            and Fritz
Date of Birth: 04/22/27                                         Communications
                                                                (developers and
                                                                operators of radio
                                                                stations) (1987 -
                                                                present)

Jeffrey E. Garten             Director,         Since           Dean of Yale              43               Director of
Box 208200                    Nominating and    1998(2)         School of                                  Aetna, Inc.;
New Haven, Connecticut        Audit                             Management and                             Director of
06520-8200                    Committee                         William S. Beinecke                        Calpine
                              Member                            Professor in the                           Corporation;
Date of Birth: 10/29/46                                         Practice of                                Director of
                                                                International                              CarMax Group
                                                                Trade and Finance                          (used car
                                                                (11/95 - present)                          dealers)

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of Global Health Science Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                              POSITION(S)       LENGTH          PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF     HELD WITH         OF TIME         OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                         FUND              SERVED          PAST FIVE YEARS           DIRECTOR         HELD BY DIRECTOR
--------------------------    --------------    ------------    --------------------      -------------    ----------------
INDEPENDENT DIRECTORS-(CONTINUED)

Peter F. Krogh                Director,         Since           Dean Emeritus and         43               Director
301 ICC                       Nominating and    2001            Distinguished Professor                    of Carlisle Companies
Georgetown University         Audit                             of International Affairs                   Incorporated (diversified
Washington, DC 20057          Committee                         at the Edmund A. Walsh                     manufacturing company);
                              Member                            School of                                  Member of
Date of Birth: 02/11/37                                         Foreign Service,                           Selection
                                                                Georgetown University                      Committee
                                                                (6/95 - present);                          for Truman
                                                                Moderator of PBS                           Scholars and
                                                                foreign affairs                            Henry Luce
                                                                television                                 Scholars; Senior
                                                                series (1988 - 2000)                       Associate of
                                                                                                           Center for
                                                                                                           Strategic and
                                                                                                           International
                                                                                                           Studies; Trustee
                                                                                                           of numerous
                                                                                                           world affairs
                                                                                                           organizations

James S.  Pasman, Jr.         Director,         Since           Currently retired         45               Director of
c/o Credit Suisse Asset       Nominating and    1999                                                       Education
Management, LLC               Audit                                                                        Management
466 Lexington Avenue          Committee                                                                    Corp.
New York, New York            Member
10017-3140

Date of Birth: 12/20/30

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                              POSITION(S)       LENGTH          PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF     HELD WITH         OF TIME         OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                         FUND              SERVED          PAST FIVE YEARS           DIRECTOR         HELD BY DIRECTOR
--------------------------    --------------    ------------    --------------------      -------------    ----------------
INDEPENDENT DIRECTORS-(CONTINUED)

Steven N. Rappaport           Director,         Since           Partner of Lehigh Court,  45               None
Lehigh Court, LLC             Nominating        1999            LLC and RZ Capital
40 East 52nd Street           Committee                         (private investment
New York, New York            Member and                        firms) (7/02 - present);
10022                         Audit                             Consultant to SunGard
                              Committee                         Securities Finance, Inc.
Date of Birth: 07/10/48       Chairman                          from February 2002 to
                                                                July 2002; President of
                                                                SunGard Securities
                                                                Finance, Inc. from 2001
                                                                to February 2002;
                                                                President of Loanet,
                                                                Inc. (on-line accounting
                                                                service) from 1997 to
                                                                2001

INTERESTED DIRECTORS

Joseph D. Gallagher(3)        Director,         Since           Managing Director and     46               None
Credit Suisse Asset           Chairman of the   2003            Chief Executive Officer
Management, LLC               Board and Chief                   of CSAM since 2003;
466 Lexington Avenue          Executive                         Chief Executive Officer
New York, New York            Officer                           and Director of Credit
10017-3140                                                      Suisse Asset Management
                                                                Limited, London,
Date of Birth: 12/14/62                                         England, from June 2000
                                                                to 2003; Director of
                                                                Credit Suisse Asset
                                                                Management Funds (UK)
                                                                Limited, London,
                                                                England, from June 2000
                                                                to 2003; Managing
                                                                Director, Head - Asian
                                                                Corporate Finance and
                                                                M&A's, Credit Suisse
                                                                First Boston, Hong Kong,
                                                                China, from January 1998
                                                                to May 1999

(3) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                              POSITION(S)       LENGTH          PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF     HELD WITH         OF TIME         OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                         FUND              SERVED          PAST FIVE YEARS           DIRECTOR         HELD BY DIRECTOR
--------------------------    --------------    ------------    --------------------      -------------    ----------------
INTERESTED DIRECTORS-(CONTINUED)

William W. Priest(4)          Director          Since           Co-Managing Partner,      50               None
Steinberg Priest & Sloane                       1999            Steinberg Priest &
Capital Management                                              Sloane Capital
12 East 49th Street                                             Management since March
12th Floor                                                      2001; Chairman and
New York, New York                                              Managing Director of
10017                                                           CSAM from 2000 to
                                                                February 2001, Chief
Date of Birth: 09/24/41                                         Executive Officer and
                                                                Managing Director of
                                                                CSAM from 1990 to 2000

(4) Mr. Priest is a director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
NAME, ADDRESS AND DATE OF     HELD WITH         OF TIME
BIRTH                         FUND              SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------    --------------    ------------    ----------------------------------------------
OFFICERS

Hal Liebes                    Vice President    Since           Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset           and Secretary     1999            Associated with CSAM since 1997; Officer of other Credit
Management, LLC                                                 Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro          Chief             Since           Director and Director of Fund Administration of CSAM;
Credit Suisse Asset           Financial         1999            Associated with CSAM since 1984; Officer of other Credit
Management, LLC               Officer and                       Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler           Assistant         Since           Director and Deputy General Counsel of CSAM; Associated with
Credit Suisse Asset           Secretary         2000            CSAM since January 2000; Associated with the law firm of
Management, LLC                                                 Swidler Berlin Shereff Friedman LLP from 1996 to 2000; Officer
466 Lexington Avenue                                            of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

                                                TERM
                                                OF OFFICE(1)
                                                AND
                              POSITION(S)       LENGTH
NAME, ADDRESS AND DATE OF     HELD WITH         OF TIME
BIRTH                         FUND              SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------    --------------    ------------    ----------------------------------------------
OFFICERS-(CONTINUED)

Rocco A. Del Guercio          Assistant         Since           Vice President and Administrative Officer of CSAM;
Credit Suisse Asset           Treasurer         1999            Associated with CSAM since June 1996; Officer of other Credit
Management, LLC                                                 Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola           Assistant         Since           Assistant Vice President of CSAM; Associated with CSAM since April
Credit Suisse Asset           Treasurer         2000            2000; Assistant Vice President, Deutsche Asset Management from
Management, LLC                                                 January 1999 to April 2000; Assistant Vice President, Weiss, Peck
466 Lexington Avenue                                            & Greer LLC from November 1995 to December 1998; Officer of
New York, New York                                              other Credit Suisse Funds
10017-3140

Date of Birth: 06/05/63

Robert M. Rizza               Assistant         Since           Assistant Vice President of CSAM since January 2001; Associated
Credit Suisse Asset           Treasurer         2002            with CSAM since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
August 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended August 31, 2003 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

                                                                    WPGBL-2-0803

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 10(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE GLOBAL TECHNOLOGY FUND, INC.


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  November 10, 2003

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  November 10, 2003


          /s/ Michael A. Pignataro
          -----------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  November 10, 2003